Loans Payable Disclosure: Schedule of Debt (Details) - USD ($)	Mar. 31, 2023	Mar. 30, 2023
Details
Loans principal amount	$ 938,359	$ 839,613
Loans payable accrued interest	344,210	232,476
Loans payable and accrued interest, net	$ 1,282,569	$ 1,072,089